As filed with the Securities and Exchange Commission on January 6, 2006

Securities Act File No. 333-125246

Investment Company Act File No. 811-03175

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO.

☒ POST-EFFECTIVE AMENDMENT NO. 1

(CHECK APPROPRIATE BOX OR BOXES)

PRUDENTIAL SECTOR FUNDS, INC.

(d/b/a Jennison Sector Funds, Inc.)

(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

(973) 367-7521

(AREA CODE AND TELEPHONE NUMBER)

Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

Deborah A. Docs, Esq.

Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077

(NAME AND ADDRESS OF AGENT FOR SERVICE)

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement.

(2) Part C of the Registration Statement (including signature page).

The Proxy Statement and Prospectus are incorporated by reference from the initial Registration Statement (File No. 333-125246) filed on June 9, 2005.

This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders.

PART C

OTHER INFORMATION

Item 15. Indemnification.

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and the Maryland General Corporation Law (the MGCL), and pursuant to Article V of Jennison Sector Funds’ Amended and Restated By-Laws (Exhibit 2(e) to the Registration Statement), Jennison Sector Funds shall indemnify present and former officers and directors (and persons who serve or served as the officer or director of certain other enterprises at the Jennison Sector Funds’ request), and, to the extent authorized by the Jennison Sector Funds’ Board, employees and agents, against judgments, fines, settlements and expenses, and may advance expenses to such parties, to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. Section 2-418 of the MGCL permits indemnification of directors, officers, employees and agents who are made a party (or threatened to be made a party) to any proceeding by reason of their service in such capacity, unless it is established that (i) the act or omission of such person was material to the matter and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (ii) such person actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, such person had reasonable cause to believe that the act or omission was unlawful. The MGCL does not permit indemnification in respect of any proceeding by or in the right of the Jennison Sector Funds in which a person is found liable to Jennison Sector Funds or for proceedings brought against Jennison Sector Funds, except in limited circumstances. A Maryland corporation may be required to reimburse officers and directors for reasonable expenses incurred in the successful defense of a proceeding to which such director or officer is a party by reason of his or her service in such capacity. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of each Distribution Agreement (Exhibits 7(b) to 7(e) to the Registration Statement), the Distributor of the Jennison Sector Funds may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Pursuant to Article VI of Jennison Sector Funds’ charter Exhibit (1)(B) to the Registration Statement, directors and officers of Jennison Sector Funds shall not be liable to its shareholders for monetary damages for breach of fiduciary duty as officers or directors to the extent permitted by law (including the MGCL and the 1940 Act). Under Maryland law, such limitation on liability will not apply to liability resulting from: (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to directors, officers and controlling persons of Jennison Sector Funds pursuant to the foregoing provisions or otherwise, Jennison Sector Funds has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Jennison Sector Funds of expenses incurred or paid by a director, officer or controlling person of Jennison Sector Funds in connection with the successful defense of any action, suit or proceeding) is asserted against Jennison Sector Funds by such director, officer or controlling person in connection with the shares being registered, Jennison Sector Funds will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Jennison Sector Funds has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures Jennison Sector Funds against the cost of indemnification payments to officers and directors under certain circumstances.

Section 9 of the amended Management Agreement and each other Management Agreement (Exhibits 6(f) to 6(i) to the Registration Statement) and Section 4 of each Subadvisory Agreement (Exhibits 6(a) to 6(d) and 6(j) to 6(k) to the Registration Statement) limit the liability of Prudential Investments LLC (PI), Prudential Investment Management, Inc. (PIM) and Jennison Associates LLC (Jennison), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

Jennison Sector Funds hereby undertakes that it will apply the indemnification provisions of its Amended and Restated By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 16. Exhibits.

Exhibits:

(1)	(A)

Articles of Amendment to Articles of Incorporation, incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 1, 1995.

	(B)	Articles of Restatement, incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 1, 1995.

	(C)	Articles Supplementary, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 1, 1996.

(D)

Articles Supplementary, incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 30, 1998.

(E)

Articles of Amendment to Articles of Incorporation, incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on April 30, 1999.

	(F)	Articles Supplementary, incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on April 30, 1999.

(G)

Articles Supplementary dated July 17, 2003, incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on February 2, 2004.

	(H)	Articles of Supplementary of the Registrant, previously filed with the Registrant’s Registration Statement on Form N-14 on June 9, 2005.

(2)	(A)	Amended By-Laws, incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 9, 2001.

(B)

Amended and Restated By-Laws dated July 17, 2003, incorporated by reference to Exhibit (b)(2) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on February 2, 2004.

(C)

Amended and Restated By-Laws dated November 16, 2004, incorporated by reference to Exhibit (b)(3) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 22, 2004.

(3)	Not applicable

(4)	The Form of Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement.

(5)

Specimen Stock Certificate issued by the Registrant, incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 4, 1997.

(6)	(A)

Subadvisory Agreement for Jennison Health Sciences Fund between Prudential Investments Fund Management LLC and Jennison Associates LLC, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(B)

Subadvisory Agreement for Jennison Health Sciences Fund between Prudential Investments Fund Management LLC and The Prudential Investment Corporation, incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(C)

(i) Amended and Restated Management Agreement for Jennison Health Sciences Fund, incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 29, 2002.

(ii) New Fee Schedules as of April 25, 2004, incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment

No. 43 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 18, 2005.

(7)	(A)

Selected Dealer Agreement, incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 30, 1998.

	(B)	Form of Amended and Restated Distribution Agreement for Jennison Health Sciences Fund with Prudential Investment Management Services LLC. Attached hereto.

(9)	(A)

Custodian Agreement between Jennison Sector Funds and State Street Bank and Trust Company, incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 4, 1997.

(B)

Amendment to Custodian Contract, incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(C)

Amendment to Custodian Contract, incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 33-15166) filed via EDGAR on July 31, 2001 of Prudential Natural Resources Fund, Inc.

(D)

Amendment to Custodian Contract, incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 33-15166) of Prudential Natural Resources Fund, Inc. filed via EDGAR on July 30, 2002.

10)	(A)

Distribution and Service Plan for Class A shares of Jennison Health Sciences Fund, incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(B)

Distribution and Service Plan for Class B shares of Jennison Health Sciences Fund, incorporated by reference to Exhibit (m)(7) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No.2-72097) filed via EDGAR on January 31, 2000.

(C)

Distribution and Service Plan for Class C shares of Jennison Health Sciences Fund, incorporated by reference to Exhibit (m)(11) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

	(D)	Distribution and Service Plan for Class L shares of Jennison Health Sciences Fund, previously filed with the Registrant’s Registration Statement on Form N-14 on June 9, 2005.

	(E)	Distribution and Service Plan for Class M shares of Jennison Health Sciences Fund, previously filed with the Registrant’s Registration Statement on Form N-14 on June 9, 2005.

	(F)	Distribution and Service Plan for Class X shares of Jennison Health Sciences Fund, previously filed with the Registrant’s Registration Statement on Form N-14 on June 9, 2005.

	(G)	Distribution and Service Plan for New Class X shares of Jennison Health Sciences Fund, previously filed with the Registrant’s Registration Statement on Form N-14 on June 9, 2005.

(H)

Rule 12b-1 Fee Waiver for Class A Shares, incorporated by reference to Exhibit (m)(13) to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on December 22, 2004.

(I)

Amended and Restated Rule 18f-3 Plan, incorporated by reference to Exhibit (o) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 9, 1999.

(J)

Amended and Restated Rule 18f-3 Plan, incorporated by reference to Exhibit (n)(2) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 23, 2003.

(K)

Amended and Restated Rule 18f-3 Plan dated January 23, 2004, incorporated by reference to Exhibit (n)(3) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on February 2, 2004.

	(L)	Form of Amended and Restated Rule 18-3 Plan, previously filed with the Registrant’s Registration Statement on Form N-14 on June 9, 2005.

(11)

Opinion and consent of DLA Piper Rudnick Gray Cary US LLP as to the legality of the securities being registered previously filed on May 25, 2005 as Exhibit 11 to the Registrant’s Registration Statement of Form N-14 (File No. 333-125246).

(12)	Opinion and consent of Counsel Supporting Tax Matters and Consequences to Shareholders, filed hereto

(13)	(A)

Transfer Agency and Service Agreement between Jennison Sector Funds and Prudential Mutual Fund Services, Inc., incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on March 4, 1997.

(B)

Amendment to Transfer Agency Agreement, incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on January 31, 2000.

(C)

Amendment to Transfer Agency Agreement dated September 4, 2002, incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 2-72097) filed via EDGAR on February 2, 2004.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

	(A)	Consent of KPMG LLP, independent registered public accounting firm, for the Registrant previously filed with the Registrant’s Registration Statement on Form N-14 on June 9, 2005.

(B)

Consent of KPMG LLP, independent registered public accounting firm, for Strategic Partners Mutual Funds, Inc., on behalf of Strategic Partners Health Sciences Fund previously filed with the Registrant’s Registration Statement on Form N-14 on June 9, 2005.

(15)	All financial statements omitted pursuant to Items 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

	(A)	Powers of Attorney dated March 2, 2005, previously filed with the Registrant’s Registration Statement on Form N-14 on May 25, 2005.

	(B)	Power of Attorney dated March 2, 2005, previously filed with the Registrant’s Registration Statement on Form N-14 on May 25, 2005.

(17)	Any additional exhibits which the registrant may wish to file.

	(A)	Form of voting instruction card for shareholders of Strategic Partners Health Sciences Fund, previously filed with the Registrant’s Registration Statement on Form N-14 on May 25, 2005.

	(B)	Form of proxy solicitation material being sent to shareholders previously filed with Strategic Partners Mutual Funds, Inc. Registration Statement on Form N-14 on April 26, 2005.

ITEM 17.                                              UNDERTAKINGS

(1)  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned Registrant undertakes to file, by post-effective amendment, a copy of the opinion of counsel as to certain tax matters, within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 6th day of January, 2006.

Prudential Sector Funds, Inc.
(Registrant)

By:	/s/Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Judy A. Rice*	Director and President (Principal
Judy A. Rice	Executive Officer)

/s/Grace Torres*	Treasurer (Principal
Grace Torres	Financial and Accounting
Officer)

/s/ Linda W. Bynoe*	Director
Linda W. Bynoe

/s/David E.A. Carson*	Director
David E.A. Carson

/s/Robert E. La Blanc*	Director
Robert E. La Blanc

/s/Douglas H. McCorkindale*	Director
Douglas H. McCorkindale

/s/Richard A. Redeker*	Director
Richard A. Redeker

/s/Robin B. Smith*	Director
Robin B. Smith

/s/Stephen G. Stoneburn*	Director
Stephen G. Stoneburn

/s/Clay T. Whitehead*	Director
Clay T. Whitehead

/s/Robert F. Gunia*	Director
Robert F. Gunia

*By:	/s/Claudia DiGiacomo	January 6, 2006
Claudia DiGiacomo

EXHIBIT INDEX

Description

12 - Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders.